General	12 Months Ended
Dec. 31, 2022
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company” or the “Group”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time (the “Group”) were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in the following development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation, pain, autism spectrum disorder and Status Epilepticus. The headquarters of the Company are located in Tel Aviv, Israel.

The Company was previously a dual-listed company, whereby it listed (a) its ordinary shares, no par value each (“ordinary shares”), on the Tel-Aviv Stock Exchange (“TASE”) from December 26, 2005 until its delisting on August 7, 2018, and (b) its American Depository Shares (“ADSs”) on the Nasdaq Capital Market (“Nasdaq”) following its initial public offering (“IPO”) on March 27, 2017, at which time it raised $13,700, until its suspension from listing, and subsequent delisting, from Nasdaq on July 2, 2020 and September 21, 2020, respectively. Following the delisting of the ADSs from Nasdaq, the Company’s ADSs were listed on the Pink Sheets and then subsequently upgraded to the OTCQB on December 8, 2020. On August 26, 2021, the Company’s ADSs were mandatorily cancelled and were exchanged for ordinary shares at a one-for-one ratio. On December 22, 2021, the Company’s ordinary shares were re-listed on Nasdaq and began trading under the symbol “SPRC”.

As of December 31, 2022, the Company had three private subsidiaries, including a company incorporated under the laws of Israel: Evero Health Ltd (“Evero”); an inactive company incorporated under the laws of Israel: Brain Bright Ltd (“Brain Bright”); and a company incorporated under the laws of the State of Delaware: Scisparc Nutraceuticals Inc. (“Scisparc US” and together with Evero and Brain Bright, the “Subsidiaries”).

The consolidated financial statements of the Company for the year ended December 31, 2022, were approved on April 27, 2023, and signed on May 1, 2023 (the “Approval Date”).

b.	The Group incurred operating losses since its incorporation and expects to continue to incur operating losses for the foreseeable future. As of December 31, 2022, the Group had an accumulated deficit of approximately $64,009 as a result of recurring operating losses.

As of the Approval Date, the Group has started recognizing revenues from sales. However, its pharmaceuticals operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group will be able to completely finance its operations by generating revenue from its products. These abovementioned factors raise substantial doubt about the Group’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that might result should the Group be unable to continue as a going concern.

c.	Definitions and Meanings:

The Company	-	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.)

The Group	-	SciSparc Ltd. (formerly Therapix Biosciences Ltd.) and its Subsidiaries, as detailed in Note 1a.

Subsidiaries	-	Companies that are controlled by the Company, as defined in IFRS 10, “Consolidated Financial Statements”, and whose accounts are consolidated with those of the Company (if active).

Associates	-	An entity over which the Company has significant influence, as defined in IAS 28, “Investment in Associates and Joint Ventures” and is not a Subsidiary.

Related Parties	-	As defined in IAS 24, “Related Party Disclosures”.

IAS	-	International Accounting Standards issued by the International Accounting Standards Board (“IASB”).

IFRS	-	International Financial Reporting Standards issued by the IASB.